CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flow from operating activities:
Net income (loss)		¥ (8,382)	¥ (12,270)	¥ (8,879)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization		54,478	59,391	62,195
Exchange gain (loss)		(9,131)	26,660	1,244
(Reversal) provision for credit losses		(34,473)	138,321	120,588
Accrued marketing expense		51,284	0	0
Deferred income taxes		(37,233)	(20,616)	(53,434)
Stock-based compensation expenses		24,045	8,399	2,440
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable		47,075	102,753	(69,592)
Other financing receivables from peer store, net		0	0	102,714
Short term net investment in sales-type leases		0	37,033	311,236
Long-term net investment in direct financing and sales-type leases		13,290	398,444	1,684,103
Inventories		9,006	21,485	820
Other payables and accrued liabilities		2,024,082	98,027	143,729
Prepaid expense and other current assets		(15,213)	(14,154)	4,448
Income tax payable		15,292	15,727	6,895
Long-term payable		0	0	(38,895)
Net cash provided by operating activities		2,134,120	859,200	2,269,612
Cash flow from investing activities:
Change in loans		731,918	(966,429)	(1,522,231)
Change in other financing receivables		247,279	(618,827)	(1,494,522)
Purchase of property, equipment and leasehold improvements		(3,556)	(52,080)	(79,278)
Proceeds from sales of property, equipment and leasehold improvements		0	2,995	0
Net cash provided by (used in) investing activities		975,641	(1,634,341)	(3,096,031)
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors		(2,321,100)	1,731,707	1,333,514
Proceeds from financing payables, related parties		5,867,420	5,783,630	1,684,642
Repayment to financing payables, related parties		(5,936,308)	(5,100,531)	(1,618,609)
Proceeds from bank borrowings		740,000	579,999	1,006,563
Repayments bank of borrowings		(862,000)	(884,635)	(1,287,494)
Capital distribution		29,812	(1,040,471)	0
Dividend payment		(141,345)	0	0
Net cash (used in) provided by financing activities		(2,623,521)	1,069,699	1,118,616
Net increase in cash, cash equivalents and restricted cash		486,240	294,558	292,197
Cash, cash equivalents and restricted cash, beginning of the year		764,818	470,260	178,063
Cash, cash equivalents and restricted cash, end of the year		1,251,058	764,818	470,260
Supplemental disclosure of cash flow information:
Interest paid		325,298	267,386	163,169
Income taxes paid		23,509	32,814	6,691
Supplemental disclosure of non-cash financing activities:
Consideration payable to Smart Success		0	445,706	0
Dividend payable to shareholder		180,796	¥ 0	¥ 0
USD
Cash flow from operating activities:
Net income (loss) | $	$ (1,283)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization | $	8,337
Exchange gain (loss) | $	(1,397)
(Reversal) provision for credit losses | $	(5,276)
Accrued marketing expense | $	7,849
Deferred income taxes | $	(5,698)
Stock-based compensation expenses | $	3,680
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable | $	7,204
Other financing receivables from peer store, net | $	0
Short term net investment in sales-type leases | $	0
Long-term net investment in direct financing and sales-type leases | $	2,034
Inventories | $	1,378
Other payables and accrued liabilities | $	309,768
Prepaid expense and other current assets | $	(2,328)
Income tax payable | $	2,340
Long-term payable | $	0
Net cash provided by operating activities		326,608
Cash flow from investing activities:
Change in loans | $	112,013
Change in other financing receivables | $	37,844
Purchase of property, equipment and leasehold improvements | $	(544)
Proceeds from sales of property, equipment and leasehold improvements | $	0
Net cash provided by (used in) investing activities		149,313
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors | $	(355,223)
Proceeds from financing payables, related parties | $	897,955
Repayment to financing payables, related parties | $	(908,498)
Proceeds from bank borrowings | $	113,250
Repayments bank of borrowings | $	(131,921)
Capital distribution | $	4,562
Dividend payment | $	(21,631)
Net cash (used in) provided by financing activities		¥ (401,506)
Net increase in cash, cash equivalents and restricted cash | $	74,415
Cash, cash equivalents and restricted cash, beginning of the year | $	117,048
Cash, cash equivalents and restricted cash, end of the year | $	191,463
Supplemental disclosure of cash flow information:
Interest paid | $	49,784
Income taxes paid | $	3,598
Supplemental disclosure of non-cash financing activities:
Consideration payable to Smart Success | $	0
Dividend payable to shareholder | $	$ 27,669